Dispositions, Assets and Liabilities Held for Sale and Impairments	12 Months Ended
Dec. 31, 2019
Impairments, Disposition and Assets and Liabilities Held for Sale	DISPOSITIONS AND IMPAIRMENTS

The disclosures in this note apply to AEP unless indicated otherwise.

ACQUISITIONS

2019

Sempra Renewables LLC (Generation & Marketing Segment)

In April 2019, AEP acquired Sempra Renewables LLC and its ownership interests in 724 MWs of wind generation and battery assets valued at approximately $1.1 billion. This acquisition is part of AEP’s strategy to grow its renewable generation portfolio and to diversify generation resources. AEP paid $580 million in cash and acquired a 50% ownership interest in five non-consolidated joint ventures with net assets valued at $404 million as of the acquisition date (which includes $364 million of existing debt obligations). Additionally, the transaction included the acquisition of two tax equity partnerships and the associated recognition of noncontrolling tax equity interest of $135 million. The purchase price was allocated as follows:

Purchase Price Allocation of Sempra Renewables LLC at Acquisition Date - April 22nd, 2019
Assets:		Liabilities and Equity:		Net Purchase Price
(in millions)
Current Assets	$8.8	Current Liabilities	$12.9
Property, Plant and Equipment	238.1	Asset Retirement Obligations	5.7
Investment in Joint Ventures	404.0	Total Liabilities	18.6
Other Noncurrent Assets	82.9	Noncontrolling Interest	134.8
Total Assets	$733.8	Liabilities and Noncontrolling Interest	$153.4	$580.4

Management allocated the purchase price based upon the relative fair value of the assets acquired and noncontrolling interests assumed. The fair value of the primary assets acquired and the noncontrolling interests assumed was determined using a discounted cash flow method under the income approach. The key input assumptions utilized in the determination of the fair value of these assets were the pricing and terms of the existing PPAs, forecasted market power prices, expected wind farm net capacity and discount rates reflecting risk inherent in the future cash flows and future power prices. Estimating forecasted market power prices involved determining the cost of constructing and operating a new wind plant over an assumed life in the same geographic region as of the acquisition date using third-party market participant assumptions. The expected wind farm net capacity was developed by evaluating each wind farm’s historical and expected generation against historical generation of comparable wind farms in the same locations. Discount rates were evaluated by considering the cost of capital of comparable businesses. Additional key input assumptions for the fair value of the noncontrolling interests include the terms of the limited liability company agreements that dictate the sharing of the tax attributes and cash flows associated with the tax equity partnerships. Under the accounting rules for acquisitions, AEP has one year to finalize the purchase price allocation, including working capital adjustments and other closing adjustments.

Upon closing of the purchase, Sempra Renewables LLC was legally renamed AEP Wind Holdings LLC. AEP Wind Holdings LLC develops, owns and operates, or holds interests in, wind generation facilities in the United States. The operating wind generation portfolio includes seven wind farms. Five wind farms are jointly-owned with BP Wind Energy, and two wind farms are consolidated by AEP and are tax equity partnerships with nonaffiliated noncontrolling interests. All seven wind farms have long-term PPAs for 100% of their energy production. One of the joint venture wind farms has PPAs with I&M and OPCo for a portion of its energy production which totaled $9 million and $17 million, respectively, for the year ended December 31, 2019. Another joint venture wind farm has a PPA with SWEPCo for a portion of its energy production which totaled $10 million of purchased electricity for the year ended December 31, 2019. The PPAs with I&M, OPCo and SWEPCo were executed prior to the acquisition of the wind farms and will be accounted for in accordance with the accounting guidance for “Related Parties.”

Parent has issued guarantees over the performance of the joint ventures. If a joint venture were to default on payments or performance, Parent would be required to make payments on behalf of the joint venture. As of December 31, 2019, the maximum potential amount of future payments associated with these guarantees was $175 million, with the last guarantee expiring in December 2037. The liability recorded associated with these guarantees was $34 million as of December 31, 2019.

The acquired business contributed revenues and net income to AEP that were not material for the period April 22, 2019 to December 31, 2019. The pro-forma revenue and net income related to the acquisition of Sempra Renewables LLC were not material for the year ended December 31, 2019.

See Note 17 - Variable Interest Entities and Equity Method Investments for additional information related to the purchased wind farms.

Santa Rita East (Generation & Marketing Segment)

In July 2019, AEP acquired a 75% interest, or 227 MWs, in Santa Rita East for approximately $356 million. In accordance with the accounting guidance for “Business Combinations,” management determined that the acquisition of Santa Rita East represents an asset acquisition. Additionally, and in accordance with the accounting guidance for “Consolidation,” management concluded that Santa Rita East is a VIE. As a result, to account for the initial consolidation of Santa Rita East, management applied the acquisition method by allocating the purchase price based on the relative fair value of the assets acquired and noncontrolling interest assumed.  The fair value of the primary assets acquired and the noncontrolling interest assumed was determined using the market approach.  The key input assumptions were the transaction price paid for AEP’s interest in Santa Rita East and recent third-party market transactions for similar wind farms. See “Santa Rita East” section of Note 17 for additional information.

DISPOSITIONS

2017

Zimmer Plant (Generation & Marketing Segment)

In February 2017, AEP signed an agreement to sell its 25.4% ownership share of Zimmer Plant to a nonaffiliated party.  The transaction closed in the second quarter of 2017 and did not have a material impact on net income, cash flows or financial condition.  The Income before Income Tax Expense and Equity Earnings of Zimmer Plant was immaterial for the years ended December 31, 2017 and 2016.

Gavin, Waterford, Darby and Lawrenceburg Plants (Generation & Marketing Segment)

In September 2016, AEP signed a Purchase and Sale Agreement to sell AGR’s Gavin, Waterford and Darby Plants as well as AEGCo’s Lawrenceburg Plant totaling 5,329 MWs of competitive generation assets to a nonaffiliated party. The sale closed in January 2017 for $2.2 billion, which was recorded in Investing Activities on the statements of cash flows. The net proceeds from the transaction were $1.2 billion in cash after taxes, repayment of debt associated with these assets including a make whole payment related to the debt, payment of a coal contract associated with one of the plants and transaction fees. The sale resulted in a pretax gain of $226 million that was recorded in Gain on Sale of Merchant Generation Assets on AEP’s statements of income for the year ended December 31, 2017.

IMPAIRMENTS

2019

2019 Texas Base Rate Case (Transmission and Distribution Segment) (Applies to AEP and AEP Texas)

In December 2019, AEP Texas recorded a pretax impairment of $33 million in Asset Impairments and Other Related Charges on the statements of income due to regulatory disallowances in the 2019 Texas Base Rate Case. See “2019 Texas Base Rate Case” section of Note 4 for additional information.

Virginia Jurisdictional Book Value of Retired Coal-Fired Plants (Vertically Integrated Utilities Segment) (Applies to AEP and APCo)

In December 2019, based on management’s interpretation of Virginia law and more certainty regarding APCo’s triennial revenues, expenses and resulting earnings upon reaching the end of the three-year review period, APCo recorded a pretax expense of $93 million related to its previously retired coal-fired generation.  This expense is recorded in Asset Impairments and Other Related Charges on the statements of income. See “Virginia Legislation Affecting Earnings Reviews” section of Note 4 for additional information.

Merchant Generating Assets (Generation & Marketing Segment)

Due to a significant increase in the asset retirement costs recorded in December 2019 for the Ash Pond Complex at Conesville Plant, AEP performed an impairment analysis on Conesville Plant in accordance with accounting guidance for impairments of long-lived assets. AEP performed step one and step two of the impairment analysis using a cash flow model for the estimated useful life of Conesville Plant based upon energy and capacity price curves, which were developed internally with both observable Level 2 third-party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses. The step two analysis resulted in a fair value determination for Conesville Plant of $0 and AEP recorded a $31 million pretax impairment, equal to the net book value of the plant, in Asset Impairments and Other Related Charges on AEP’s statements of income in the fourth quarter of 2019.

2018

Other Assets (Corporate and Other) (Vertically Integrated Utilities Segment) (Applies to AEP and APCo)

In the first quarter of 2018, AEP was notified by an equity investee that it had ceased operations. AEP recorded a pretax impairment of $21 million in Asset Impairments and Other Related Charges on the statements of income related to the equity investment and related assets. The impairment also had an immaterial impact to APCo.

Merchant Generating Assets (Generation & Marketing Segment)

A project to reconstruct a defective dam structure at Racine began in the first quarter of 2017 and reconstruction activities continued throughout 2018. An initial impairment recorded related to Racine is discussed in the “2017” section below.

As of September 30, 2018, the Racine reconstruction project had accumulated new capital expenditures of $35 million. Due to a significant increase in estimated costs to complete the reconstruction project, in the third quarter of 2018, an impairment analysis was performed. AEP performed step one of the impairment analysis using undiscounted cash flows for the estimated useful life of Racine based upon energy and capacity price curves, which were developed internally with observable Level 2 third-party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. AEP performed step two of the impairment analysis on Racine using a ten-year discounted cash flow model based upon similar forecasted information used in the step one test. The step two analysis resulted in a determination that the fair value of Racine in its condition as of September 30, 2018 was $0. As a result, AEP recorded a pretax impairment of $35 million in Other Operation on the statements of income in the third quarter of 2018. In October 2018, AEP received authorization from the FERC to restart generation at Racine and generation resumed in November 2018.

Reconstruction activities at Racine are currently estimated to be completed in the first half of 2020. AEP expects to incur additional capital expenditures to complete the reconstruction project, at which point the fair value of Racine, as fully operational, is expected to approximate the book value once complete. Future revisions in cost estimates or delays in completion could result in additional losses which could reduce future net income and cash flows and impact financial condition.

2017

Merchant Generating Assets (Generation & Marketing Segment)

In 2017, AEP recorded an additional pretax impairment of $4 million in Asset Impairments and Other Related Charges on AEP’s statements of income related to Cardinal, Unit 1, a 43.5% interest in Conesville, Unit 4, Conesville, Units 5 and 6, a 26% interest in Stuart, Units 1-4, a 25.4% interest in Zimmer, Unit 1, and a 54.7% interest in Oklaunion (collectively the “Merchant Coal-Fired Generation Assets”). In addition, AEP recorded a $7 million pretax impairment as Asset Impairments and Other Related Charges on AEP’s statements of income related to the sale of Zimmer Plant. The sale is further discussed in the “Disposition” section of this note.

Due to a significant increase in estimated costs identified in December 2017 to repair a defective dam structure at Racine, AEP performed an impairment analysis on Racine in accordance with accounting guidance for impairments of long-lived assets. AEP performed step one of the impairment analysis using undiscounted cash flows for the estimated useful life of Racine based upon energy and capacity price curves, which were developed internally with both observable Level 2 third-party quotations and unobservable Level 3 inputs, as well as management’s forecasts of operating expenses and capital expenditures. AEP performed step two of the impairment analysis on Racine using a ten-year discounted cash flow model based upon similar forecasted information used in the step one test. The step two analysis resulted in a fair value determination for Racine of $0 and AEP recorded a pretax impairment of $43 million in Assets Impairments and Other Related Charges on the statements of income in the fourth quarter of 2017.

Welsh Plant, Unit 2 and Turk Plant (Vertically Integrated Utilities Segment) (Applies to AEP and SWEPCo)

In December 2017, SWEPCo recorded a pretax impairment of $19 million in Asset Impairments and Other Related Charges on the statements of income related to the Texas jurisdictional share of Welsh Plant, Unit 2 and other disallowed plant investments. Additionally in December 2017, SWEPCo recorded a pretax impairment of $15 million in Asset Impairments and Other Related Charges on the statements of income related to the Louisiana jurisdictional share of the Turk Plant. See the “2016 Texas Base Rate Case” section of Note 4.